OTHER CURRENT ASSETS (Tables)	21 Months Ended
Sep. 30, 2012
SCHEDULE OF OTHER CURRENT ASSETS [Table Text Block]
	September 30, 2012	December 31, 2011
	(Unaudited)
Unverified input VAT	$1,493,970	$2,376,867
Staff advance	81,662	-

Total other current assets	$1,575,632	$2,376,867